Segmented Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 Companies Segment
Segment Reporting Disclosure [Line Items]
Number of reportable segments | Segment	3
Minimum [Member]
Segment Reporting Disclosure [Line Items]
Number of local distribution companies | Companies	70